RULE 497 DOCUMENT

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A on behalf of the Funds listed below. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds listed below pursuant to Rule 497(e) under the Securities Act on December 9, 2016; such supplement (accession number 0000088053-16-003010) is incorporated by reference into this Rule 497 Document.

DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.

Deutsche Enhanced Emerging Markets Fixed Income Fund

Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund

Deutsche Global Growth Fund

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

DEUTSCHE INCOME TRUST

Deutsche Global High Income Fund

Deutsche High Income Fund

DEUTSCHE INSTITUTIONAL FUNDS

Deutsche EAFE Equity Index Fund

DEUTSCHE INTERNATIONAL FUND, INC.

Deutsche CROCI® International Fund

Deutsche Emerging Markets Equity Fund

Deutsche Emerging Markets Frontier Fund

Deutsche Global Equity Fund

Deutsche Latin America Equity Fund

Deutsche World Dividend Fund

DEUTSCHE INVESTMENT TRUST

Deutsche Small Cap Core Fund

Deutsche Small Cap Growth Fund

DEUTSCHE SECURITIES TRUST

Deutsche Communications Fund

Deutsche Enhanced Commodity Strategy Fund

Deutsche Global Real Estate Securities Fund

Deutsche Gold & Precious Metals Fund

Deutsche Health and Wellness Fund

Deutsche MLP & Energy Infrastructure Fund

Deutsche Real Estate Securities Fund

Deutsche Real Estate Securities Income Fund

Deutsche Science and Technology Fund

DEUTSCHE VALUE SERIES. INC.

Deutsche Small Cap Value Fund